Digital Assets - Schedule of Additional Information About Digital Assets (Details) - USDTe [Member]	9 Months Ended
Sep. 30, 2025 USD ($)
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of USDe from exchange of USDT	500,000
Ending balance	$ 500,000